FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.6%
	COMMUNICATIONS — 9.0%
5,222	Alphabet, Inc. - Class A1	$1,269,468
176	Booking Holdings, Inc.	950,272
4,773	Electronic Arts, Inc.[1]	962,714
4,189	Fox Corp. - Class A	264,158
1,439	Meta Platforms, Inc. - Class A1	1,056,773
		4,503,385
	CONSUMER DISCRETIONARY — 11.0%
3,213	DR Horton, Inc.[1]	544,507
13,095	eBay, Inc.[1]	1,190,990
5,374	Lennar Corp. - Class A1	677,339
8,138	PulteGroup, Inc.[1]	1,075,274
6,455	Ross Stores, Inc.[1]	983,678
5,264	Williams-Sonoma, Inc.[1]	1,028,849
		5,500,637
	CONSUMER STAPLES — 1.4%
2,133	Coca-Cola Consolidated, Inc.	249,902
483	Costco Wholesale Corp.[1]	447,080
		696,982
	ENERGY — 3.0%
22,060	Baker Hughes Co.[1]	1,074,763
1,787	EOG Resources, Inc.[1]	200,359
2,019	Exxon Mobil Corp.[1]	227,642
		1,502,764
	FINANCIALS — 35.2%
4,176	Aflac, Inc.[1]	466,459
2,290	Allstate Corp.[1]	491,549
3,053	American Express Co.[1]	1,014,085
901	Ameriprise Financial, Inc.[1]	442,616
4,929	Bank of America Corp.	254,287
10,358	Bank of New York Mellon Corp.[1]	1,128,608
694	BlackRock, Inc.[1]	809,114
3,283	Chubb Ltd.[1,2]	926,627
1,490	Cincinnati Financial Corp.[1]	235,569
9,411	East West Bancorp, Inc.[1]	1,001,801
4,153	Equitable Holdings, Inc.[1]	210,889
614	Everest Group Ltd.[1,2]	215,041
7,468	Hartford Insurance Group, Inc.[1]	996,157
3,490	JPMorgan Chase & Co.[1]	1,100,851
5,859	Lincoln National Corp.[1]	236,293
1,192	M&T Bank Corp.[1]	235,563

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
867	Mastercard, Inc. - Class A1	$493,158
3,074	MetLife, Inc.	253,205
2,142	Northern Trust Corp.[1]	288,313
3,677	PNC Financial Services Group, Inc.[1]	738,820
1,794	Progressive Corp.[1]	443,028
5,875	Raymond James Financial, Inc.[1]	1,014,025
6,790	State Street Corp.[1]	787,708
10,568	Synchrony Financial[1]	750,856
3,508	Travelers Cos., Inc.[1]	979,504
12,178	Unum Group[1]	947,205
2,706	Visa, Inc. - Class A1	923,774
1,726	Wintrust Financial Corp.[1]	228,591
		17,613,696
	HEALTH CARE — 4.0%
5,207	Abbott Laboratories[1]	697,426
1,741	Elevance Health, Inc.[1]	562,552
1,434	Johnson & Johnson[1]	265,892
309	McKesson Corp.[1]	238,715
911	ResMed, Inc.	249,368
		2,013,953
	INDUSTRIALS — 13.3%
4,029	AECOM[1]	525,664
3,007	Automatic Data Processing, Inc.[1]	882,554
1,253	Dover Corp.[1]	209,038
879	GE Vernova, Inc.[1]	540,497
2,918	General Electric Co. DBA GE Aerospace[1]	877,793
11,264	Mueller Industries, Inc.[1]	1,138,903
2,685	Old Dominion Freight Line, Inc.[1]	377,994
9,040	PACCAR, Inc.[1]	888,813
2,777	Snap-on, Inc.[1]	962,314
2,355	Veralto Corp.	251,066
		6,654,636
	MATERIALS — 0.8%
521	Carlisle Cos., Inc.[1]	171,388
2,656	CF Industries Holdings, Inc.[1]	238,243
		409,631
	TECHNOLOGY — 22.9%
2,978	Accenture PLC[1,2]	734,375
3,026	Apple, Inc.[1]	770,510
5,785	Applied Materials, Inc.[1]	1,184,421

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,022	Cisco Systems, Inc.[1]	$275,185
11,911	Cognizant Technology Solutions Corp. - Class A1	798,871
1,271	KLA Corp.[1]	1,370,901
8,230	Lam Research Corp.[1]	1,101,997
2,115	Microsoft Corp.[1]	1,095,464
1,010	Monolithic Power Systems, Inc.[1]	929,846
6,635	NVIDIA Corp.[1]	1,237,958
2,068	Paycom Software, Inc.[1]	430,434
4,489	QUALCOMM, Inc.[1]	746,790
3,304	Salesforce, Inc.[1]	783,048
		11,459,800
	TOTAL COMMON STOCKS
	(Cost $45,785,981)	50,355,484

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 9.5%
	CALL OPTIONS — 5.1%
	S&P 500 Index
23	Exercise Price: $6,000.01, Notional Amount: $13,800,023, Expiration Date: November 13, 2026*	2,546,797
	TOTAL CALL OPTIONS
	(Cost $1,780,240)	2,546,797
	PUT OPTIONS — 4.4%
	iShares Core S&P 500 Index ETF
17	Exercise Price: $596.93, Notional Amount: $1,014,781, Expiration Date: November 13, 2026*	36,060
	S&P 500 Index
23	Exercise Price: $5,000.01, Notional Amount: $11,500,023, Expiration Date: November 13, 2026*	215,002
93	Exercise Price: $5,969.34, Notional Amount: $55,514,862, Expiration Date: November 13, 2026*	1,968,879
	TOTAL PUT OPTIONS
	(Cost $3,755,747)	2,219,941
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,535,987)	4,766,738
	TOTAL INVESTMENTS — 110.1%
	(Cost $51,321,968)	55,122,222
	Liabilities in Excess of Other Assets — (10.1)%	(5,049,108)
	TOTAL NET ASSETS — 100.0%	$50,073,114

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (10.5)%
	CALL OPTIONS — (9.5)%
	S&P 500 Index
(49)	Exercise Price: $6,640.00, Notional Amount: $(32,536,000), Expiration Date: October 3, 2025*	$(306,005)
(23)	Exercise Price: $5,000.01, Notional Amount: $(11,500,023), Expiration Date: November 13, 2026*	(4,464,144)
	TOTAL CALL OPTIONS
	(Proceeds $3,625,126)	(4,770,149)
	PUT OPTIONS — (1.0)%
	S&P 500 Index
(23)	Exercise Price: $5,000.01, Notional Amount: $(11,500,023), Expiration Date: November 13, 2026*	(499,185)
	TOTAL PUT OPTIONS
	(Proceeds $850,960)	(499,185)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $4,476,086)	$(5,269,334)

ETF — Exchange-Traded Fund
PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $12,907,415, which represents 25.78% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Bermuda	$215,041	0.4%
Ireland	734,375	1.5%
Switzerland	926,627	1.8%
United States	53,246,179	106.4%
Total Investments	55,122,222	110.1%
Liabilities in Excess of Other Assets	(5,049,108)	(10.1)%
Total Net Assets	$50,073,114	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	9.0%
Consumer Discretionary	11.0%
Consumer Staples	1.4%
Energy	3.0%
Financials	35.2%
Health Care	4.0%
Industrials	13.3%
Materials	0.8%
Technology	22.9%
Total Common Stocks	100.6%
Purchased Options Contracts	9.5%
Total Investments	110.1%
Liabilities in Excess of Other Assets	(10.1)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$50,355,484	$-	$-	$50,355,484
Total Investments	50,355,484	-	-	50,355,484
Purchased Options Contracts	-	4,766,738	-	4,766,738
Total Investments and Options	$50,355,484	$4,766,738	$-	$55,122,222

Liabilities
Written Options Contracts	$306,005	$4,963,329	$-	$5,269,334
Total Written Options Contracts	$306,005	$4,963,329	$-	$5,269,334

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.